INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET.
Schedule of finite-lived intangible assets

	As of December 31,
	2024	2023
Trademark identified in reverse acquisition (1)	$15,100	$15,100
Technology identified in acquisition of Morning Star (Note 4) (2)	13,972	13,972
Software	68	70
Total	29,140	29,142
Less: Accumulated amortization	(8,427)	(4,704)
Intangible assets, net	$20,713	$24,438
(1)	The trademark was identified in reverse acquisition of KAH with Haitaoche on June 25, 2021. As of December 31, 2023, the trademark had remaining useful life of 6.5 years.
(2)	The technology was identified in acquisition of Morning Start on August 23, 2023. As of December 31, 2024, the trademark has remaining useful life 4.9 years.

Schedule of amortization amount of intangible asset	The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2024:

2025	$3,723
2026	3,723
2027	3,723
2028	3,723
Thereafter	5,821
Total	$20,713